Note 17 - Accounts and Other Payables	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
17.	Accounts and other payables

	As of December 31,
	2025	2024
Accounts payable	$43,853,976	$26,039,076
Accrued expenses	1,009,469	1,724,306
Employee payable	771,701	642,471
Other payable (1)	407,613	84,358
	$46,042,759	$28,490,211

(1)	Other payable primarily includes liabilities related to acquisition of treasury stock and accrued interest payable on borrowings.